CONCENTRATIONS	12 Months Ended
Dec. 31, 2022
CONCENTRATIONS
CONCENTRATIONS

NOTE 20 — CONCENTRATIONS

For the year ended December 31, 2022, two customers accounted for approximately 15.8% and 13.0% of the Company’s total revenue, respectively. For the year ended December 31, 2021, two customers accounted for approximately 48.4% and 36.0% of the Company’s total revenue, respectively. For the year ended December 31, 2020, three customers accounted for approximately 45.3%, 30.1% and 12.2% of the Company’s total revenue, respectively.

As of December 31, 2022, three customers accounted for 39.8%, 18.0% and 14.5% of the total outstanding accounts and contracts receivable balance. As of December 31, 2021, two customers accounted for 79.6% and 17.7% of the total outstanding accounts and contracts receivable balance.

For the year ended December 31, 2022, there was no supplier accounted for more than 10% of the total purchases. For the year ended December 31, 2021, there was no supplier accounted for more than 10% of the total purchases. For the year ended December 31, 2020, one supplier accounted for approximately 33.1% of the total purchases.